Document And Entity Information Document	May 19, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 19, 2021
Entity Registrant Name	Oil States International, Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	1-16337
Entity Tax Identification Number	76-0476605
Entity Address, Address Line One	Three Allen Center, 333 Clay Street
Entity Address, Address Line Two	Suite 4620
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	652-0582
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	OIS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001121484
Amendment Flag	false